Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 05, 2017	Jun. 28, 2019	Jul. 10, 2018	Sep. 30, 2019	Oct. 10, 2017	Dec. 31, 2019	Dec. 23, 2019	Dec. 31, 2018	Dec. 31, 2017
Net proceeds from sale of treasuy stock						$ 0		$ 4,511	$ 10,853
Preferred Shares - par value						$ 1		$ 1
Proceeds from stock issuance program, net						$ 16,552		$ 0	0
Net proceeds from issuance of preferred shares						33,984		144,280	111,029
Stock compensation expense						0		0	487
Deemed dividend on Series B preferred shares						$ 2,750		$ 0	$ 0
Preferred Stock, Redemption Terms						On February 1, 2021, or, if earlier, the delivery date of the last of the Company’s newbuilding conventional tankers i.e. Hull 8042, (the “Redemption Date”), subject to certain limitations, outstanding Series G Preferred Shares having a redemption price of up to $35,000 will be mandatorily exchanged for preferred shares (the “Shyris Shipping Preferred Shares”) to be issued by the subsidiary of the Company that will own such crude oil tankers after receipt of requisite approvals (Shyris Shipping). The redemption price at which the Series G Preferred Shares will be exchanged will be the higher of 95% of the as-converted value of the Series G Preferred Shares, based on a six-month volume weighted average price (“VWAP ”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Preferred Shares, taking into account all dividends actually received on the Series G Preferred Shares.
Convertible Preferred Stock, Terms of Conversion						All or a portion of the Series G Preferred Shares will automatically convert into common shares at the conversion rate if the trading price of the Company’s common shares exceed certain levels between 130% and 170% of the conversion price. The holders, however, will be prohibited from converting the Series G Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day’ notice is delivered to the Company.
Minimum
Preferred Stock Redemption Price Percentage of Principal Amount Redeemed						95.00%
8% Series B Preferred Shares
Preferred Shares - shares issued								2,000,000
Liquidation preference, per share		$ 25
Series B Redeemable preferred shares, shares		2,000,000
Deemed dividend on Series B preferred shares						$ 2,750
Preferred stock - dividend paid		$ 0.5
8.75% Series D Preferred Shares
Preferred Shares - shares issued						3,424,803		3,424,803
Preferred stock dividend rate percentage						8.75%
9.25% Series E Preferred Shares
Preferred Shares - shares issued	4,600,000					4,600,000		4,600,000
Preferred Shares - par value	$ 1
Liquidation preference, per share	$ 25
Net proceeds from issuance of preferred shares	$ 110,496
Preferred stock dividend rate percentage						9.25%
9.50% Series F Preferred Shares
Preferred Shares - shares issued			6,000,000			6,000,000		6,000,000
Preferred Shares - par value			$ 1
Liquidation preference, per share			$ 25
Net proceeds from issuance of preferred shares			$ 144,280
Preferred stock dividend rate percentage						9.50%
Series G Preferred Shares
Preferred Shares - shares issued						2,625,000
Preferred stock dividend rate percentage						0.00%
Conversion of Stock, Shares Converted							875,000
Decrease in conversion price of convertible preferred stock						$ 3
Series G Preferred Shares | Minimum
Preferred Stock, Conversion Basis						130%
Series G Preferred Shares | Maximum
Preferred Stock, Conversion Basis						170%
Preferred Stock Redemption Amount						$ 35,000
Series G Preferred Shares | Tsakos Energy Navigation LTD
Ownership percentage by non-controlling owners						9.99%
Common Stock
Conversion of Stock, Shares Issued							2,916,666
Common Stock
Shares issued						4,557,296
Proceeds from stock issuance program, net						$ 16,552
Treasury stock
Net proceeds from sale of treasuy stock								$ 4,511
Restricted shares granted to non-executive directors					110,000				110,000
Restricted shares vested to non-executive directors					110,000
Stock compensation expense					$ 500
Treasury stock | Common Shares
Sale of treasury stock								1,019,069	2,488,717
Net proceeds from sale of treasuy stock									$ 10,853
Treasury stock
Sale of treasury stock								265,993
Treasury stock | 8.75% Series D Preferred Shares
Sale of treasury stock									24,803
Net proceeds from sale of treasuy stock									$ 533
Prior to July 30, 2028 | 9.50% Series F Preferred Shares
Preferred stock dividend rate percentage						9.50%
From and including July 30, 2028 and thereafter | 9.50% Series F Preferred Shares
Preferred stock dividend payment rate						three-month LIBOR plus a spread of 6.54%
Prior to May 28, 2027 | 9.25% Series E Preferred Shares
Preferred stock dividend rate percentage						9.25%
From and including May 28, 2027 and thereafter | 9.25% Series E Preferred Shares
Preferred stock dividend payment rate						three-month LIBOR plus a spread of 6.881%
Share purchase agreement | Series G Preferred Shares
Preferred Shares - shares issued				3,500,000
Preferred Shares - par value				$ 1
Liquidation preference, per share				$ 10
Net proceeds from issuance of preferred shares				$ 33,984
Share purchase price				$ 10